Accounting for Financial Instruments - Summary of U.S. Dollar Financial Instruments Subject to Foreign Exchange Risk (Detail) CAD in Millions, $ in Millions	Dec. 31, 2017 CAD	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CAD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents | CAD	CAD 952		CAD 1,407		CAD 1,887
Debt | CAD	CAD (6,369)		CAD (8,343)
Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents		$ 368		$ 521
Trade accounts receivable		913		867
Trade accounts payable and other liabilities		(569)		(572)
Debt		(4,831)		(6,141)
Financial instruments subject to foreign exchange risk		(4,119)		(5,325)
Net investment in foreign operations hedged		4,149		5,424
Net U.S. dollar exposure		$ 30		$ 99